October 24, 2007

By EDGAR, Overnight Delivery and Facsimile

Jeffrey P. Riedler

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Mail Stop 6010

Washington, D.C. 20549

Re:	New Abraxis, Inc.
Form 10 Registration Statement No. 001-33657

Dear Mr. Riedler:

On behalf of New Abraxis, Inc. (the “Company”), we are transmitting for filing a copy of Amendment No. 2 (the “Amendment”) to the Form 10 Registration Statement (File No. 001-33657) (the “Registration Statement”), marked to show changes from Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on October 5, 2007.

The Amendment is being filed in response to comments received from the Commission staff (the “Staff”) by letter dated October 18, 2007. The relevant text of the Staff’s comments has been included in this letter. The numbering of the Company’s responses corresponds to the numbering in the Staff’s letter.

Comment 1: We note you recently filed a request for confidential treatment for certain exhibits. Comments, if any, related to such request will be provided under separate cover. Please be advised that we must resolve all issues concerning the confidential treatment request prior to the effectiveness of your registration statement.

Response: The Company respectfully notes the Staff’s comment.

Comment 2: We note your response to comment 5 and reissue the comment in part. Please expand the discussion to indicate the extent of the modernization plan you have implemented to date in terms of percentage of completion and expenditures. Since you have stated your belief that the modernization plan will address the FDA’s concerns, please state the anticipated time and money necessary to complete implementation of the plan. Also, please expand the discussion to indicate when the FDA’s re-inspection began and when you anticipate receiving the results of the re-inspection.

Jeffrey P. Riedler

October 24, 2007

Response: In response to the Staff’s comment, the Company has provided additional disclosure in the Amendment as requested.

Comment 3: We note your response to comment 7 and reissue the comment.

Response: In response to the Staff’s comment, the Company has provided additional disclosure in the Amendment as requested.

Comment 4: We note your response to comment 8 and reissue the comment in part. Please identify the third party you rely upon to supply you with paclitaxel.

Response: In response to the Staff’s comment, the Company has provided additional disclosure in the Amendment as requested.

Comment 5: We note your response to comment 9 and reissue the comment. Please expand the discussion to explain what you mean by the phrase “we received a unique reimbursement “J” code for Abraxane.” We also note your reference to “approved Abraxane use.” If the approval process for reimbursement for Abraxane is different than that for other drugs containing paclitaxel for the same indication, please expand the discussion to address this distinction and how it may affect reimbursement.

Response: In response to the Staff’s comment, the Company has provided additional disclosure in the Amendment as requested regarding the unique reimbursement “J” code. In addition, the Company has revised the disclosure to clarify that reimbursement by major insurers is for Abraxane® use consistent with the FDA-approved indication. The Company supplementally advises the Staff that it does not track or promote off-label uses of Abraxane®. The Company respectfully submits that any disclosure in the Registration Statement for reimbursement other than for the FDA-approved indication may be construed as off-label promotion, which could implicate various federal and state fraud and abuse statutes.

Comment 6: With respect to your response to our prior comment number 31, please tell us how you determined that the involvement on the steering committee and development working group are inconsequential subsequent to regulatory approval of Abraxane. In so doing, clarify the nature of your involvement at that point, and whether there is a contractual timeframe for your involvement on each committee.

Response: The Company respectfully submits that its obligation with respect to the steering committee and development group will be inconsequential following regulatory approval of Abraxane® in Japan because substantially all of the tasks required of these committees are expected to be completed upon such approval. Specifically, under the agreement, the committees were formed to oversee the preclinical and clinical development activities of Abraxane® in Asia, substantially all of the activities of which will be performed prior to (and not after) approval. In addition, under the agreement, the development working group is required to meet only until regulatory approval for Abraxane® is first obtained in Japan, after which approval there is no requirement to meet. There is no explicit timeframe for the length of the steering committee.

Jeffrey P. Riedler

October 24, 2007

Comment 7: Please refer to your revised disclosure in response to our prior comment numbers 32 and 33. Please tell us, and elaborate on the nature of the internal data, external IMS data management estimates used to estimate the amount of inventory in the channel subject to future chargebacks. Disclose how these different sources allow you to make a reasonable estimate of chargebacks.

Response: In response to the Staff’s comment, the Company has provided additional disclosure in the Amendment as requested.

Comment 8: We note your response to comment 36 and reissue the comment. Please provide more specific information concerning the presently anticipated dollar amounts you may allocate to each of the indicated categories.

Response: In response to the Staff’s comment, the Company has provided additional disclosure in the Amendment as requested.

Comment 9: We note your response to comment 37 and reissue the comment. In view of the current status of the first seven candidates listed on page 73, tell us why you currently believe more than $1 billion available to you is insufficient to complete Phase III trials for these candidates. If you lack sufficient funding, as previously requested in comment 38, please disclose the additional amounts you anticipate you will need as well as the anticipated sources of these funds.

Response: In response to the Staff’s comment, the Company has revised the disclosure in the Amendment.

Comment 10: Please refer to your response to our prior comment number 54. Please revise your disclosure here to include the information included in your response. Also, please address if the milestones were substantive and whether or not the milestones were reasonably assured prior to the attainment.

Response: In response to the Staff’s comment, the Company has provided additional disclosure in the Amendment as requested.

Comment 11: We have reviewed your revised disclosure in response to our prior comment number 55 and have the following comments:

a.	You state that the value of the projects acquired were prepared using an independent third party. This reference suggests to an investor that you are placing reliance on the firm. Please include the name of the valuation firm in the ’34 Act filing. Additionally, a consent from the valuation specialist must be provided in any future ’33 Act registration statement for which the valuation specialist has been named in the filing.

Jeffrey P. Riedler

October 24, 2007

b.	As previously requested, please revise your existing disclosure to discuss the impact of any delays on your expected investment return, results of operations and financial condition.

Response: In response to the Staff’s comment, the Company has revised the disclosure in the Amendment as requested. The Company confirms that it will obtain a consent from the valuation firm in any future registration statement under the Securities Act of 1933 in which it has been named.

The Company acknowledges that: (i) it is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Staff comments or changes to disclosure in response to Staff comments in the Registration Statement do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any further questions or comments regarding the captioned filing, please direct them to me at 310.405.7402 or to Charles C. Kim at 310.405.7431.

Very truly yours,

/s/ Richard E. Maroun

Richard E. Maroun

Chief Administrative Officer and General Counsel

cc:	John L. Krug — Securities and Exchange Commission

Tabatha Akins — Securities and Exchange Commission

Mary Mast — Securities and Exchange Commission

Patrick Soon-Shiong, M.D. — Abraxis BioScience, Inc.

Lisa Gopalakrishnan — Abraxis BioScience, Inc.